SHORT-TERM AND LONG-TERM BORROWINGS	12 Months Ended
Mar. 31, 2021
SHORT-TERM AND LONG TERM BORROWINGS
SHORT-TERM AND LONG-TERM BORROWINGS

12. SHORT-TERM AND LONG-TERM BORROWINGS

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of March 31, 2020 and 2021. Short-term borrowings include borrowings with maturity terms shorter than one year and the current portion of the long-term borrowings.

	Fixed annual		March 31,	March 31,
Funding Partners	interest rate	Term	2020	2021
			RMB	RMB

Short-term borrowings	8.2%	within 12 months	6,720	—
Current portion of long-term borrowings	5.9%-10.3%	mature before March 31, 2022	112,349	79,560
Long-term borrowings	5.0%-6.7%	2 – 3 years	234,585	233,000
			353,654	312,560

Current portion of long-term borrowings of RMB79.6 million were secured by loan recognized as a result of payment under the guarantee of RMB95.8 million as at March 31, 2021(Note 5).

The weighted average interest rate for the outstanding borrowings was approximately 5.6% and 5.9% as of March 31, 2020 and 2021, respectively.